Shareholders' equity and share-based payments - Earnings per share (Details)	12 Months Ended
	Dec. 31, 2018 € / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 € / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 shares
Earnings per share in euros
Earnings per share (in dollars or Euros per share) | (per share)	€ 3.62	$ 4.27	€ 2.97	$ 3.36	$ 2.52
Fully-diluted earnings per share (in dollars per share) | (per share)	€ 3.59	$ 4.24	€ 2.96	$ 3.34	$ 2.51
Common shares
Variation of weighted-average number of shares and weighted-average number of diluted shares
Number of shares			2,528,989,616	2,528,989,616	2,430,365,862	2,440,057,883
Number of shares issued during the year (pro rated)
Exercise of TOTAL share subscription options	1,351,465	1,351,465	1,198,036	1,198,036	538,621
TOTAL performance shares	2,039,729	2,039,729	1,105,796	1,105,796	1,524,172
Capital increase reserved for employees	6,236,593	6,236,593	6,354,793	6,354,793
Issuance of shares in consideration for the acquisition of Maersk Olie og Gas A/S	81,268,828	81,268,828
Capital increase as payment of the scrip dividend	26,352,572	26,352,572	53,365,971	53,365,971	51,029,237
Buyback of treasury shares including:	(30,405,112)	(30,405,112)			4,180,470
Treasury shares repurchased from subsidiaries and cancelled on December 15, 2016					4,180,470
Shares repurchased in 2018 to cancel the dilution caused by the scrip dividend payment	(30,102,242)	(30,102,242)
Shares repurchased in 2018 to cover for the stock options plans	(302,870)	(302,870)
Cancellation of treasury shares on December 15, 2016					(4,180,470)
TOTAL shares held by TOTAL S.A. or by its subsidiaries and deducted from shareholders' equity	(8,376,756)	(8,376,756)	(10,587,822)	(10,587,822)	(113,967,758)
Weighted-average number of shares	2,607,456,934	2,607,456,934	2,481,802,636	2,481,802,636	2,379,182,155
Dilutive effect
Grant of TOTAL share subscription or purchase options	296,830	296,830	727,864	727,864	630,474
Grant of TOTAL performance shares	13,794,896	13,794,896	10,238,411	10,238,411	9,058,264
Capital increase reserved for employees	2,167,784	2,167,784	1,987,502	1,987,502	843,043
Weighted-average number of diluted shares	2,623,716,444	2,623,716,444	2,494,756,413	2,494,756,413	2,389,713,936